Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000771524
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 26, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2021
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Adjustable Rate Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEUNX
Federated Hermes Adjustable Rate Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEUGX